Investment Securities (Narrative) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) security financial_institution	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) security financial_institution	Dec. 31, 2009 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairment				$ 865
Other than temporary impairment loss, portion recognized in earnings				364
Other than temporary impairment loss, portion recognized in other comprehensive income (loss)				$ 501
Proceeds from sales of securities held to maturity	$ 582	$ 0
Restricted stock	1,100		$ 4,000
Federal Home Loan Bank, stock	1,000		3,962		$ 3,302
Bankers Bank Stock [Member] | Atlantic Community Bankers Bank Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Bankers Bank Stock	65		$ 65
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of securities held to maturity	$ 2,000
Number of securities sold | security	54
Total amount of securities sold (less than $150,000)	$ 150
Collateralized Mortgage Backed Securities [Member] | Six Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities sold | security	6
Total amount of securities sold (less than $150,000)	$ 580
Net gain	$ 24
Percentage of original principal balance outstanding at the time of purchase (less than 15%)	15.00%
Trust preferred debt securities - single issuer [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of corporate trust preferred securities | security	4		4
Number of issuers | financial_institution	2		2
Trust preferred debt securities - pooled [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of issuers | financial_institution	2		2
Federal Home Loan Bank Borrowings [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities pledged to collateralize borrowings and municipal deposits			$ 121,700		$ 69,800